Right-of-use Assets - Summary of Quantitative Information About Right-Of-Use Assets (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book value as at January 1, 2020	$ 33,254
Lease modifications and other remeasurements	(932)
Depreciation expense	(2,264)	$ (2,422)
Effect of foreign exchange differences	80
Net book value at June 30, 2020	30,138
Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book value as at January 1, 2020	32,246
Lease modifications and other remeasurements	(932)
Depreciation expense	(1,938)
Effect of foreign exchange differences	80
Net book value at June 30, 2020	29,456
Production and Laboratory Equipment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book value as at January 1, 2020	912
Depreciation expense	(296)
Net book value at June 30, 2020	616
Other
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book value as at January 1, 2020	96
Depreciation expense	(30)
Net book value at June 30, 2020	$ 66